(30) RELATED PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bank balances and short-term investments [Member] | Banco Bradesco S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		R$ 0
TOTAL LIABILITIES		0
INCOME		0	R$ 351,086
EXPENSES		0	312
Bank balances and short-term investments [Member] | Banco do Brasil S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		48,985
TOTAL LIABILITIES		0
INCOME		4,113	28,466
EXPENSES		5	4
Borrowings debentures and derivatives [Member] | Banco Bradesco S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		0	85,505
Borrowings debentures and derivatives [Member] | Banco do Brasil S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		4,257,562
INCOME		800	0
EXPENSES		463,949	459,889
Borrowings debentures and derivatives [Member] | Banco BNP Paribas Brasil S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		5,126
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		67,196	8,978
Other financial transactions [Member] | Banco Bradesco S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	166
EXPENSES		0	4,174
Other financial transactions [Member] | Banco do Brasil S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		962
INCOME	R$ 234	80
EXPENSES	6,408	5,941
Advances [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	691	726
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | Foz do Chapeco Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	979	1,025
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	1,212	1,269
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	440	462
INCOME	0	0	0
EXPENSES	0	0	0
Energy purchases and sales, and charges [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	13,169	5,642
INCOME	0	0	6,080
EXPENSES	80,362	60,765	111,541
Energy purchases and sales, and charges [Member] | Foz do Chapeco Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	37,415	35,018
INCOME	0	215	4,996
EXPENSES	381,193	358,272	330,675
Energy purchases and sales, and charges [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	823	387
TOTAL LIABILITIES	51,381	50,526
INCOME	8,763	3,684	23,283
EXPENSES	281,530	269,480	244,102
Energy purchases and sales, and charges [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	13,330	0
INCOME	0	0	0
EXPENSES	91,302	0	0
Energy purchases and sales, and charges [Member] | AES Tiete S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2	0
EXPENSES		14,498	0
Energy purchases and sales, and charges [Member] | Afluente Transmissao de Energia Eletrica S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		53
INCOME		0	0
EXPENSES		1,212	1,426
Energy purchases and sales, and charges [Member] | Alianca Geracao de Energia S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		1,183
INCOME		4	1
EXPENSES		49,944	34,063
Energy purchases and sales, and charges [Member] | Alpargatas S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2,954	0
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Arizona 1 Energia Renovavel S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		967	883
Energy purchases and sales, and charges [Member] | Baguari I Geracao de Energia Eletrica S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		6
INCOME		0	0
EXPENSES		294	268
Energy purchases and sales, and charges [Member] | BRF Brasil Foods [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		20,190	0
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Caetite 2 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		889	810
Energy purchases and sales, and charges [Member] | Caetite 3 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		896	817
Energy purchases and sales, and charges [Member] | Calango 1 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		1,073	977
Energy purchases and sales, and charges [Member] | Calango 2 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		916	834
Energy purchases and sales, and charges [Member] | Calango 3 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		1,072	977
Energy purchases and sales, and charges [Member] | Calango 4 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		995	907
Energy purchases and sales, and charges [Member] | Calango 5 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		1,054	963
Energy purchases and sales, and charges [Member] | Companhia de Eletricidade do Estado da Bahia - COELBA [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		743
TOTAL LIABILITIES		121
INCOME		19,296	14,491
EXPENSES		121	46
Energy purchases and sales, and charges [Member] | Companhia Energetica de Pernambuco - CELPE [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		692
TOTAL LIABILITIES		20
INCOME		9,829	7,062
EXPENSES		250	206
Energy purchases and sales, and charges [Member] | Companhia Energetica do Rio Grande do Norte - COSERN [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		267
TOTAL LIABILITIES		0
INCOME		3,128	2,580
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Companhia Hidreletrica Teles Pires S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		1,416
INCOME		57	17
EXPENSES		53,710	29,915
Energy purchases and sales, and charges [Member] | ELEB Equipamentos Ltda [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	4,036
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Embraer [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		6,938	26,615
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Energetica aguas da Pedra S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		112
INCOME		6	2
EXPENSES		4,716	4,260
Energy purchases and sales, and charges [Member] | Estaleiro Atlantico Sul S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		7,978	19,026
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Goias Sul Geracao de Enegia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		181	166
Energy purchases and sales, and charges [Member] | InterCement Brasil S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2	1
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Itapebi Geracao de Energia S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		3	1
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Mel 2 Energia Renovavel S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		718	632
Energy purchases and sales, and charges [Member] | NC ENERGIA S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		451
TOTAL LIABILITIES		2
INCOME		28,298	5,336
EXPENSES		6	0
Energy purchases and sales, and charges [Member] | Norte Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		1
TOTAL LIABILITIES		4,585
INCOME		17	1
EXPENSES		61,240	0
Energy purchases and sales, and charges [Member] | Rio PCH I S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		209
INCOME		0	0
EXPENSES		8,865	8,004
Energy purchases and sales, and charges [Member] | Samarco Mineracao S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2	1
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Santista Jeanswear S/A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		13,600	4,491
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | Santista Work Solution S/A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2,224	0
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | SE Narandiba S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		2
INCOME		0	0
EXPENSES		152	166
Energy purchases and sales, and charges [Member] | Serra do Facao Energia S.A. - SEFAC [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		557
INCOME		0	0
EXPENSES		23,153	20,916
Energy purchases and sales, and charges [Member] | Termopernambuco S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		5	3
EXPENSES		0	0
Energy purchases and sales, and charges [Member] | ThyssenKrupp Companhia Siderurgica do Atlantico [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		25,268	37,238
EXPENSES		7,683	6,965
Energy purchases and sales, and charges [Member] | Tupy [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		27,127	0
Energy purchases and sales, and charges [Member] | Vale Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		8,680
TOTAL LIABILITIES		0
INCOME		102,069	92,353
EXPENSES		216	695
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Banco Bradesco S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		0	19
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Banco do Brasil S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		6	170
Intangible assets, property, plant and equipment, materials and services rendered [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	153	56
TOTAL LIABILITIES	0	0
INCOME	1,582	521	1,354
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Foz do Chapeco Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	2	104
TOTAL LIABILITIES	0	0
INCOME	1,726	1,424	1,483
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	152	74
TOTAL LIABILITIES	0	0
INCOME	1,665	1,826	1,354
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	416	1,599
TOTAL LIABILITIES	0	0
INCOME	(469)	488	720
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Afluente Transmissao de Energia Eletrica S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		5	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Alpargatas S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		168
TOTAL LIABILITIES		0
INCOME		2,310	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | BRF Brasil Foods [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		1,250	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Companhia de Eletricidade do Estado da Bahia - COELBA [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		0	50
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Estaleiro Atlantico Sul S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		9	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | InterCement Brasil S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		43	26
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | NC ENERGIA S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		17	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Santista Jeanswear S/A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		1	21
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Vale Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		331	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Brasil veiculos Companhia de Seguros [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		2	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		4
TOTAL LIABILITIES		42
INCOME		170	1,034
EXPENSES		94	31
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Companhia Brasileira de Solucoes e Servicos CBSS - Alelo [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		0	576
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Concessionaria Auto Raposo Tavares S.A. - CART [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		15	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Concessionaria de Rodovias do Oeste de Sao Paulo - ViaOeste S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		6	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Concessionaria do Sistema Anhanguera - Bandeirante S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		86
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		10	9
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Ferrovia Centro-Atlantica S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		24	22
Intangible assets, property, plant and equipment, materials and services rendered [Member] | HM 02 Empreendimento Imobiliario SPE Ltda. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		45	0
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | HM Engenharia e Construcoes S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	272
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Industrias Romi S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		4
TOTAL LIABILITIES		0
INCOME		51	68
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Oi Movel S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		302	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Logum Logistica S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		26
TOTAL LIABILITIES		0
INCOME		730	55
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | LUPATECH [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		0	2
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Mapfre Seguros Gerais S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	4
EXPENSES		0	1
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Renovias Concessionaria S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		17	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Rodovias Integradas do Oeste S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		3	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | SAMM - Sociedade de Atividades em Multimidia Ltda. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		1,410	1,463
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Tim Celular S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		6
TOTAL LIABILITIES		89
INCOME		2,008	0
EXPENSES		12	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | TOTVS S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		2
INCOME		2	0
EXPENSES		32	44
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Ultrafertil S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		14	868
EXPENSES		0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Vale S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	0
EXPENSES		11	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Vale Fertilizantes S.A [Member]
Statement Line Items [Line Items]
TOTAL ASSETS		0
TOTAL LIABILITIES		0
INCOME		0	45
EXPENSES		0	0
Intragroup loans [Member] | EPASA - Centrais Eletricas da Paraiba S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	38,078
TOTAL LIABILITIES	0	0
INCOME	327	4,379	14,123
EXPENSES	0	0	0
Intragroup loans [Member] | Noncontrolling shareholders - CPFL Renovaveis [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	8,612	9,067
TOTAL LIABILITIES	0	0
INCOME	(253)	1,039	1,475
EXPENSES	0	0	0
Dividend and interest on capital [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	108	89
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Dividend and interest on capital [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	21,184	40,983
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Dividend and interest on capital [Member] | Chapecoense Geracao S.A. [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	32,734	29,329
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Others [Member] | Instituto CPFL [Member]
Statement Line Items [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	R$ 3,613	R$ 0	R$ 0